Chapter 11 proceedings and fresh start accounting	6 Months Ended
Jun. 30, 2019
Reorganizations [Abstract]
Chapter 11 proceedings and fresh start accounting
Chapter 11 proceedings and fresh start accounting

On September 12, 2017, Seadrill Limited and certain of its subsidiaries, “the Debtors,” filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code. On February 26, 2018, the Debtors filed a proposed Second Amended Joint Chapter 11 Plan of Reorganization with the Bankruptcy Court and on April 17, 2018 the Bankruptcy Court entered an order confirming the Second Amended Joint Chapter 11 Plan of Reorganization (as modified), as amended and supplemented the “Plan.” For further information on the Plan, please refer to the Seadrill Limited Annual Report on Form 20-F for the year ended December 31, 2018.

The Debtors subsequently emerged from bankruptcy on July 2, 2018 following the satisfaction of each of the conditions precedent to the Plan. Although we are no longer a debtor-in-possession, we were a debtor-in-possession for the entire period ended June 30, 2018.

On July 2, 2018, we had 100 million New Seadrill Common Shares outstanding, allocated as set forth below, in accordance with provisions of the Plan and issued on the Effective Date:

•	14.25% of the New Common Shares issued to holders of unsecured claims against the Company and certain of its Chapter 11 debtor affiliates;

•	23.75% of the New Common Shares issued to participants in the $200 million equity investment under the Plan;

•	54.625% of the New Common Shares issued to participants in the $880 million senior secured notes investment under the Plan;

•
1.9% of the New Common Shares issued to holders of existing common equity interest in the Company as of the Effective Date, an effective exchange ratio of approximately 0.0037345 New Common Shares per each Existing Share; and

•	5.475% of the New Common Shares issued as a structuring fee to certain of the new money investors.

Fresh start accounting
Upon emergence from bankruptcy, we applied fresh start accounting to our Consolidated Financial Statements in accordance with the provision set forth in ASC852 as (i) the holders of existing voting shares of the Company prior to emergence received less than 50% of the voting shares of the Company outstanding following its emergence from bankruptcy and (ii) the reorganization value of the Company’s assets immediately prior to confirmation of the plan of reorganization was less than the post-petition liabilities and allowed claims.

We elected to apply fresh start accounting effective July 1, 2018 (the "Convenience Date"), to coincide with the timing of the normal third quarter reporting period, which resulted in Seadrill becoming a new entity for financial reporting purposes. We evaluated and concluded that events between July 1, 2018 and July 2, 2018 were immaterial and that the use of an accounting Convenience Date of July 1, 2018 was appropriate.

The effects of the Plan and the application of fresh start accounting were applied as of July 2, 2018 and the new basis of our assets and liabilities are reflected in our Consolidated Balance Sheet and the related adjustments thereto were recorded in the Consolidated Statement of Operations of the Predecessor as "Reorganization items." As a result of the application of fresh start accounting and the effects of the implementation of the Plan, the Consolidated Financial Statements for the period after July 1, 2018 (the “Successor”) will not be comparable with the Consolidated Financial Statements prior to that date.

The Plan presented on February 26, 2018, and confirmed by the Bankruptcy Court on April 17, 2018, estimated a range of distributable value for the Successor Company of between $10.2 billion and $11.8 billion. We derived the reorganization value based on the mid-point of this range of estimated distributable values. This was approximately $11.0 billion.

Reorganization items
Expenses and income directly associated with the Chapter 11 cases are reported separately in the Consolidated Statement of Operations as "Reorganization items" as required by ASC 852, Reorganizations. This category was used to reflect the net expenses and gains and losses that are the result of the reorganization of the business.

The following table summarizes the components included within reorganization items:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Advisory and professional fees	—	(40)	—	(115)
Interest income on surplus cash invested	—	5	—	6
Total reorganization items	—	(35)	—	(109)

Advisory and professional fees- Professional and advisory fees incurred in connection with our Chapter 11 reorganization.

Interest income on surplus cash invested - Interest income recognized on cash held within entities that had filed for Chapter 11.